Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 283,100	$ 261,885
Investment securities:
Held to maturity (Market value of $2,400 on December 31, 2012 and $2,450 on December 31, 2011)	2,400	2,450
Available for sale (Amortized cost of $5,423,189 on December 31, 2012 and $5,082,095 on December 31, 2011)	5,525,015	5,213,915
Total investment securities	5,527,415	5,216,365
Loans	4,775,004	5,053,475
Less allowance for probable loan losses	(58,193)	(84,192)
Net loans	4,716,811	4,969,283
Bank premises and equipment, net	481,287	453,050
Accrued interest receivable	31,034	32,002
Other investments	372,739	351,209
Identified intangible assets, net	7,819	12,190
Goodwill	282,532	282,532
Other assets	179,936	161,133
Total assets	11,882,673	11,739,649
Deposits:
Demand - non-interest bearing	2,465,750	1,927,018
Savings and interest bearing demand	2,867,151	2,707,693
Time	2,954,312	3,311,381
Total deposits	8,287,213	7,946,092
Securities sold under repurchase agreements	1,129,679	1,348,629
Other borrowed funds	749,027	494,161
Junior subordinated deferrable interest debentures	190,726	190,726
Other liabilities	90,320	159,876
Total liabilities	10,446,965	10,139,484
Commitments, Contingent Liabilities and Other Matters (Note 17)
Shareholders' equity:
Series A cumulative perpetual preferred shares, $.01 par value, $1,000 per share liquidation value. Authorized 25,000,000 shares; issued 0 shares on December 31, 2012, net of discount of $0 and 216,000 shares on December 31, 2011, net of discount of $5,452		210,548
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,724,517 shares on December 31, 2012 and 95,719,652 shares on December 31, 2011	95,725	95,720
Surplus	163,287	162,767
Retained earnings	1,369,543	1,302,964
Accumulated other comprehensive income (including $(6,811) on December 31, 2012 and $(6,889) on December 31, 2011 of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	65,662	84,959
Total shareholders' equity before treasury stock	1,694,217	1,856,958
Less cost of shares in treasury, 28,537,180 shares on December 31, 2012 and 28,441,714 shares on December 31, 2011	(258,509)	(256,793)
Total shareholders' equity	1,435,708	1,600,165
Total liabilities and shareholders' equity	$ 11,882,673	$ 11,739,649